Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Items]
Depreciation expense			$ 146	$ 76	$ 173	$ 133
Depreciation [Member]
Property and Equipment, Net [Line Items]
Depreciation expense	$ 100	$ 100	$ 100	$ 100